Long-term debt	12 Months Ended
Nov. 30, 2024
Texts Block [Abstract]
Long-term debt
16.	Long-term debt
Long-term debt, net of transaction costs is as follows:

	Face value	Actual interest rate	Maturity	Current	2024 Non- current	Current	2023 Non- current
Marathon Term Loan	$60,600		Repaid in 2024	$-	$-	$7,286	$50,688
TD Term Loan	25,000	7.35%	November 27, 2027	3,493	21,298	-	-
TD Revolver	5,000	7.35%	November 27, 2027	-	4,874	-	-
IQ Subordinated Loan	15,000	11.45%	May 27, 2028	-	14,767	-	-
Total long-term debt				$3,493	$40,939	$7,286	$50,688
On November 27, 2024, the Company entered into a credit agreement (the “TD Credit Agreement”) with The Toronto-Dominion Bank (the “TD Bank”) for the establishment of a revolving credit facility totaling $15,000 (“TD Revolver”) and a term facility totaling $25,000 (“TD Term Loan”). The new credit facilities also include a $20,000 accordion feature. On that same date, the Company also entered into a credit agreement (the “IQ Credit Agreement”) with Investissement Québec (“IQ”) providing for a term loan of $15,000 (“IQ Term Loan”).
On November 27, 2024, the Company repaid all obligations, including prepayment premium amounts under the Marathon Credit Agreement.
TD Term Loan and TD Revolver
The salient conditions of the amounts drawn under the TD Term Loan and the TD Revolver are as follows:

•
The TD Term Loan and the TD Revolver bear interest at the Company’s choice of Canadian prime, CORRA, US base rate and SOFR plus spread based on the chosen rate and where the Company’s total debt to EBITDA ratio falls on a pricing grid of the TD Credit Agreement. The applicable rate on November 30, 2024 was 7.35% and will be revised on February 25, 2025;

•	The TD Term Loan is payable in fixed quarterly equal payments based on a 7-year amortization period, and the balance is payable on November 27, 2027. Voluntary prepayment s are permitted at any time;

•
Thera will prepay outstanding borrowings when it generates net proceeds on: (i) certain sales/issuances of capital stock or debt securities; (ii) certain net indemnity payables under a policy of insurance, and; (iii) net cash proceeds on any sale/disposition of certain assets;

•
The TD Term Loan and TD Revolver provide fixed charge coverage ratio, senior debt to EBITDA ratio and total debt to EBITDA ratio targets (as defined in the TD Credit Agreement) at all times. The financial covenants must be calculated and tested as at the end of each fiscal quarter or fiscal year end, as applicable, on a rolling four-quarter basis;

•
The TD Credit Agreement restricts the ability to incur additional debt and to make acquisitions, dispositions, in-licensing and out-licensing of products or assets, except in very limited circumstances;

•	The TD Credit Agreement grants TD Bank with a first-ranking security interest on all of the Company’s assets.
IQ Term Loan
The salient conditions of the amounts drawn under the IQ Term Loan are as follows:

•
The IQ Term Loan bears interest at the rate of 11.45%, plus/less any increments as set out in the debt to EBITDA ratio pricing grid in the IQ Credit Agreement. The determination of the interest rate is made annually and has been set at 11.45% for the Fiscal Period ending November 30, 2025;

•
The IQ Term Loan is repayable on May 27, 2028. The Company may at any time prepay the principal of the loan in minimal increments of $1,500. For any such prepayment made, the Company must pay a fee computed on the prepayment amount being the higher of: three months’ interest, based on the current interest rate of the loan and the difference between (1) discounted cash flows and (2) remaining unpaid principal; the discount rate to be used is the US Treasury rate + initial spread - 1%. In addition, the Company can prepay 15% of the outstanding loaned amount on an annual basis without penalty;

•
The IQ Term Loan provides fixed charge coverage ratio, senior debt to EBITDA ratio and total debt to EBITDA ratio targets (as defined in the IQ Credit Agreement) at all times. The financial covenants must be calculated and tested as at the end of each fiscal quarter or fiscal year end, as applicable, on a rolling four-quarter basis;

•
The IQ Credit Agreement restricts the ability to incur additional debt and to make acquisitions, dispositions, in-licensing and out-licensing of products or assets, except in very limited circumstances;

•	The IQ Term Loan is subordinated to the TD Term Loan and TD Revolver;

•	The IQ Credit Agreement grants IQ with a second-ranking security interest on all of the Company’s assets.
Marathon Term Loan
On July 20, 2022, the Company entered into a credit agreement with certain funds and accounts for which Marathon Asset Management, L.P. acts as investment manager (collectively, “Marathon”) providing for up to $100,000 (the “Marathon Term Loan” or “ Marathon Credit Agreement”) in loans. The disbursement of the loan was to be made available to the Company over time in four various tranches with each bearing specific conditions to be met by the Company.
On July 27, 2022, a principal amount of $40,000 (“Tranche 1 Loan”) was funded while on June 21, 2023, a second $20,000 (‘Tranche 2 Loan”) was funded as a result of the lender removing the condition related to the submission to the FDA of the results from the human factor study the Company was then conducting. Refer to Note 19

(c) for a discussion on the cost of the amendment. The Company did not meet the conditions precedents to draw down the additional tranches of capital of $15,000 and $25,000, respectively.
On July 3, 2023, the Company incurred a breach of its liquidity covenant (the “Liquidity Breach”) resulting in Marathon having the ability to demand immediate repayment of the debt and in making available to the lender the collateralized assets, which includes substantially all cash, bonds and money market funds which were subject to control agreements. On July 10, 2023, the Company and Marathon amended the terms of the Marathon Credit Agreement to reduce the minimum liquidity covenant for the period of July 10 to July 28, 2023 as follows:

•	From $20,000 to $14,000 between July 10, 2023 up to and including July 21, 2023; and

•	From $14,000 to $16,000 between July 22, 2023 up to and including July 28, 2023.
On July 28, 2023, the Company and Marathon entered into an additional amendment to the terms of the Marathon Credit Agreement to provide, amongst other things, for the minimum liquidity covenant to be $15,000 from July 29, 2023, up to and including October 31, 2023. After such date, the minimum liquidity covenant was set at $20,000; provided, however, that if the F8 formulation of tesamorelin was not approved by the FDA by March 31, 2024, the minimum liquidity covenant was set at $30,000. On September 21, 2023, the Company obtained a waiver from Marathon relating to the Liquidity Breach for the period between July 3, 2023 up to end and including July 9, 2023. On October 13, 2023, the Company and Marathon entered into an additional amendment to the Marathon Credit Agreement (the “Fifth Amendment”) providing for, amongst other things, the following amendments:

-
revising the minimum liquidity requirements for all times following October 31, 2023 to be between $15,000 and $20,000, based on adjusted EBITDA thresholds over the most recently ended four fiscal quarters;

-	revising the minimum revenue requirements to be based on adjusted EBITDA-based targets instead of quarterly revenue-based targets, beginning with the quarter ending November 30, 2023;

-
deleting the prohibition against the Company having a going concern explanatory paragraph in the opinion of the independent registered public accounting firm of the Company that accompanies the Company’s annual report.

In consideration of the Fifth Amendment, the Company agreed to (i) pay an amount equal to $540 amortized value ($600), or 100 basis points calculated on the outstanding principal amount of the funded debt as of October 13, 2023 ($60,000), which amount was added to the outstanding principal amount of the funded debt as payment in kind; and (ii) reset the exercise price of the Marathon Warrants, exercisable into 1,250,000 common shares at $2.30 per common share, down from the previous $5.80 per common share.
The salient conditions of the amounts drawn under the Marathon Term Loan are as follows:

•
The Marathon Term Loan had an initial term of
five
years, provided for an interest-only period of 24 months, and carried interest at the Secured Overnight Financing Rate (“SOFR”) plus 9.5%. The Tranche 1 Loan and Tranche 2 Loan were repayable in equal monthly installments on an amortization schedule of 36 months starting in July 2024. The Company was entitled to prepay the outstanding Marathon Term Loan at any time subject to certain prepayment premium amount: for Tranche 1 Loan until July 27, 2024, an amount equal to the make whole amount, and after this date, a maximum amount of 3% of the principal amount being prepaid. For Tranche 2 Loan, until June 21, 2025, an amount equal to the make whole amount, and after this date, a maximum amount of 3% of the principal amount being prepaid;

•
The Marathon Term Loan provided adjusted EBITDA-based targets and minimum liquidity requirements (both as defined in the Marathon Credit Agreement) for all times to be between $15,000 and $20,000 based on adjusted EBITDA thresholds over the most recently ended four financial quarters;

•
The Marathon Term Loan restricted the ability to incur additional debt and to make acquisitions, dispositions, in-licensing
and
out-licensing
of products or assets, except in very limited circumstances. A breach of the terms and conditions of the Marathon Credit Agreement would create an event of default resulting in an increase of 300 basis points on the outstanding loaned amount and provided the lender with the ability to demand immediate repayment of the debt;

•	The lender had a first-ranking security interest on all of the Company’s assets, subject to certain credit card arrangements restrictions.

The movement in the carrying value of the Long-term debt as follows:

	Marathon Term Loan	TD Term Loan	TD Revolver	IQ Term Loan

Term loan as at November 30, 2022	$37,894	$-	$-	$-

Issuance	20,000	-	-	-

Costs related to issuance	(1,182)	-	-	-
Costs related to Marathon Warrants (note 19 (c))	(78)	-	-	-

Consideration for the Fifth Amendment	540	-	-

Accretion expense	800	-	-	-

Term loan as at November 30, 2023	$57,974	$-	$-	$-

Accretion expense	1,131	-	-	-

Cash paid on repayment	(60,600)	-	-	-

Costs related to repayment	(4,403)	-	-	-

Loss on repayment	5,898	-	-	-

Issuance	-	25,000	5,000	15,000
Costs related to issuance	-	(209)	(126)	(233)

Long-term debt as at November 30, 2024	$-	$24,791	$4,874	$14,767

The loss on repayment of the Marathon Term Loan relates to prepayment premium amounts totalling $4,229, legal fees of $174 and the difference of $1,495 arising from the carrying value and the cash paid on repayment.
The Company’s TD Term Loan, TD Revolver and IQ Term Loan include provisions providing for acceleration of payment or earlier termination in the event the Company were to default thereunder. As at November 30, 2024, the Company was in compliance with all of its financial covenants.
On November 30, 2024, $10,000 in cash equivalents of the IQ Term Loan was held in escrow for the purpose of paying the upfront consideration to Ionis Pharmaceutical, Inc. (note 28).